Annual Total Returns [BarChart] - LVIP Global Growth Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.02%
2012	9.15%
2013	13.55%
2014	3.47%
2015	(3.69%)
2016	4.75%
2017	15.63%
2018	(6.33%)
2019	15.86%
2020	5.86%